AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 20.6%
Electronic Equipment, Instruments & Components – 0.8%
IPG Photonics Corp.(a)	67,278	$11,435,242

IT Services – 6.9%
Automatic Data Processing, Inc.	178,785	24,938,719
Cognizant Technology Solutions Corp. - Class A	728,869	50,598,086
Visa, Inc. - Class A	141,369	28,269,559

		103,806,364

Semiconductors & Semiconductor Equipment – 1.1%
Xilinx, Inc.	166,421	17,347,725

Software – 9.1%
Microsoft Corp.	288,529	60,686,305
SAP SE	192,429	29,964,697
Trend Micro, Inc./Japan	517,200	31,517,496
VMware, Inc. - Class A(a) (b)	107,293	15,414,785

		137,583,283

Technology Hardware, Storage & Peripherals – 2.7%
Samsung Electronics Co., Ltd.	822,635	40,839,025

		311,011,639

Health Care – 16.6%
Health Care Equipment & Supplies – 5.4%
Koninklijke Philips NV(a)	904,191	42,695,124
Medtronic PLC	371,536	38,610,021

		81,305,145

Health Care Providers & Services – 6.1%
Anthem, Inc.	271,388	72,892,103
Henry Schein, Inc.(a)	322,839	18,976,476

		91,868,579

Pharmaceuticals – 5.1%
Johnson & Johnson	157,581	23,460,659
Roche Holding AG	62,772	21,501,956
Sanofi	321,210	32,189,046

		77,151,661

		250,325,385

Financials – 14.9%
Banks – 3.6%
DBS Group Holdings Ltd.	961,700	14,138,292
Jyske Bank A/S(a)	626,253	17,597,307
Wells Fargo & Co.	983,137	23,113,551

		54,849,150

Capital Markets – 6.7%
BlackRock, Inc. - Class A	15,031	8,470,720
CME Group, Inc. - Class A	85,548	14,313,036
Goldman Sachs Group, Inc. (The)	44,245	8,891,918
Julius Baer Group Ltd.	976,375	41,468,984

Company	Shares	U.S. $ Value
Moody’s Corp.	29,124	$8,441,591
Singapore Exchange Ltd.	2,863,900	19,316,055

		100,902,304

Diversified Financial Services – 4.0%
Berkshire Hathaway, Inc. - Class B(a)	216,459	46,092,779
Groupe Bruxelles Lambert SA	154,769	13,952,724

		60,045,503

Insurance – 0.6%
PICC Property & Casualty Co., Ltd. - Class H	13,108,000	9,207,819

		225,004,776

Communication Services – 14.2%
Diversified Telecommunication Services – 1.9%
Comcast Corp. - Class A	613,474	28,379,307

Entertainment – 1.2%
Nintendo Co., Ltd.	33,300	18,870,819

Interactive Media & Services – 8.1%
Alphabet, Inc. - Class C(a)	49,762	73,130,235
Facebook, Inc. - Class A(a)	184,986	48,447,834

		121,578,069

Wireless Telecommunication Services – 3.0%
SoftBank Group Corp.	732,500	45,323,133

		214,151,328

Industrials – 11.3%
Building Products – 3.1%
Otis Worldwide Corp.	745,393	46,527,431

Commercial Services & Supplies – 3.3%
Secom Co., Ltd.	545,700	49,940,019

Industrial Conglomerates – 2.2%
3M Co.	207,962	33,311,353

Machinery – 1.9%
Dover Corp.	187,677	20,332,926
Volvo AB - Class B(a)	478,990	9,201,332

		29,534,258

Professional Services – 0.8%
RELX PLC	526,367	11,718,106

		171,031,167

Consumer Discretionary – 10.4%
Diversified Consumer Services – 2.5%
Service Corp. International/US	893,875	37,703,647

Hotels, Restaurants & Leisure – 1.7%
Compass Group PLC	1,038,057	15,593,456
Starbucks Corp.	108,244	9,300,325

		24,893,781

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 5.6%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	66,046	$19,416,203
Naspers Ltd. - Class N	254,063	44,873,600
Prosus NV(a)	225,321	20,797,740

		85,087,543

Textiles, Apparel & Luxury Goods – 0.6%
adidas AG(a)	29,776	9,615,928

		157,300,899

Consumer Staples – 4.5%
Beverages – 2.8%
Asahi Group Holdings Ltd.	632,235	22,035,050
Coca-Cola Co. (The)	401,734	19,833,607

		41,868,657

Food Products – 1.7%
Danone SA(b)	397,548	25,751,193

		67,619,850

Materials – 4.1%
Chemicals – 3.5%
International Flavors & Fragrances, Inc.(b)	431,958	52,893,257

Paper & Forest Products – 0.6%
Mondi PLC	430,618	9,105,253

		61,998,510

Energy – 1.8%
Oil, Gas & Consumable Fuels – 1.8%
LUKOIL PJSC (Sponsored ADR)	208,000	11,941,280
Marathon Petroleum Corp.	513,109	15,054,618

		26,995,898

Real Estate – 1.2%
Real Estate Management & Development – 1.2%
CBRE Group, Inc. - Class A(a)	385,227	18,094,112

Total Common Stocks (cost $1,315,705,443)		1,503,533,564

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(c) (d) (e) (cost $12,831,076)	12,831,076	12,831,076

	Principal Amount (000)			U.S. $ Value

Time Deposits – 0.1%
BBH, Grand Cayman (1.49)%, 10/01/2020	CHF	138		$149,446
(0.55)%, 10/01/2020	DKK	894		140,796
Zero Coupon, 10/01/2020	AUD	0	*	1
0.03%, 10/01/2020	CAD	0	*	1
5.20%, 10/01/2020	ZAR	2,541		151,707
Citibank, London (0.69)%, 10/01/2020	EUR	130		152,376
0.01%, 10/01/2020	GBP	371		479,217
Hong Kong & Shanghai Bank, Hong Kong 0.01%, 10/05/2020	HKD	750		96,742
Hong Kong & Shanghai Bank, Singapore 0.01%, 10/01/2020	SGD	204		149,155
SEB, Stockholm (0.28)%, 10/01/2020	SEK	1,374		153,377
Sumitomo, Tokyo (0.23)%, 10/01/2020	JPY	15,649		148,384

Total Time Deposits (cost $1,621,202)				1,621,202

Total Short-Term Investments (cost $14,452,278)				14,452,278

Total Investments Before Security Lending Collateral for Securities Loaned – 100.5% (cost $1,330,157,721)				1,517,985,842

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.2%
Investment Companies – 4.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(c) (d) (e) (cost $63,082,256)		63,082,256		63,082,256

Total Investments – 104.7% (cost $1,393,239,977)(f)				1,581,068,098
Other assets less liabilities – (4.7)%				(70,747,794)

Net Assets – 100.0%				$1,510,320,304

* Principal amount less than 500.
(a) Non-income producing security.
(b) Represents entire or partial securities out on loan.
(c) To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d) The rate shown represents the 7-day yield as of period end.
(e) Affiliated investments.

(f) As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $224,702,455 and gross unrealized depreciation of investments was $(36,874,334), resulting in net unrealized appreciation of $187,828,121.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krone
EUR – Euro
GBP – Great British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
SEK – Swedish Krona
SGD – Singapore Dollar
ZAR – South African Rand
Glossary:
ADR – American Depositary Receipt
PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

September 30, 2020 (unaudited)

57.6%	United States
11.0%	Japan
4.1%	Switzerland
3.8%	France
3.3%	China
3.0%	South Africa
2.8%	Netherlands
2.7%	South Korea
2.6%	Germany
2.4%	United Kingdom
2.2%	Singapore
1.2%	Denmark
0.9%	Belgium
1.4%	Other
1.0%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.8% or less in the following: Russia and Sweden.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$208,690,421	$102,321,218		$-0-	$311,011,639
Health Care	153,939,259	96,386,126		-0-	250,325,385
Financials	109,323,595	115,681,181		-0-	225,004,776
Communication Services	149,957,376	64,193,952		-0-	214,151,328
Industrials	100,171,710	70,859,457		-0-	171,031,167
Consumer Discretionary	66,420,175	90,880,724		-0-	157,300,899
Consumer Staples	19,833,607	47,786,243		-0-	67,619,850
Materials	52,893,257	9,105,253		-0-	61,998,510
Energy	26,995,898	-0-		-0-	26,995,898
Real Estate	18,094,112	-0-		-0-	18,094,112
Short-Term Investments:
Investment Companies	12,831,076	-0-		-0-	12,831,076
Time Deposits	-0-	1,621,202		-0-	1,621,202
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund	63,082,256	-0-		-0-	63,082,256

Total Investments in Securities	982,232,742	598,835,356	†	-0-	1,581,068,098
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$982,232,742	$598,835,356		$-0-	$1,581,068,098

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2020 is as follows:

Fund	Market Value 6/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,581	$93,996	$97,746	$12,831	$2
Government Money Market Portfolio*	48,008	110,045	94,971	63,082	13
Total				$75,913	$15

*	Investment of cash collateral for securities lending transactions.